General information (Details Narrative) - USD ($)			12 Months Ended
	Dec. 31, 2021	Jun. 04, 2020	Dec. 31, 2021
GeneralInformationLineItems [Line Items]
Impairment loss of non-current assets			$ 557,497
Parent [member]
GeneralInformationLineItems [Line Items]
Percentage of equity interest held by the controlling shareholder (as a percent)	64.68%	64.68%